Share-based Compensation - Stock Option Plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 $ / shares
Fair value assumptions
Total share-based compensation expense			¥ 8,161		¥ 8,803	¥ 23,675
Share-based Compensation
Total share-based compensation expense			8,161		8,803	23,675
Fulfillment expenses
Fair value assumptions
Total share-based compensation expense			429		283	1,059
Share-based Compensation
Total share-based compensation expense			429		283	1,059
Marketing expenses
Fair value assumptions
Total share-based compensation expense			4,859		4,627	11,729
Share-based Compensation
Total share-based compensation expense			4,859		4,627	11,729
Technology and content development expenses
Fair value assumptions
Total share-based compensation expense			364		424	2,984
Share-based Compensation
Total share-based compensation expense			364		424	2,984
General and administrative expenses
Fair value assumptions
Total share-based compensation expense			2,509		3,469	7,903
Share-based Compensation
Total share-based compensation expense			¥ 2,509		¥ 3,469	¥ 7,903
Stock options
Number of shares
Number of shares outstanding in the beginning | shares		1,176,888	1,176,888
Granted | shares		10,935	10,935
Forfeited | shares		(52,506)	(52,506)
Number of shares outstanding at the end | shares		1,135,317	1,135,317		1,176,888
Vested and expected to vest at the end | shares		1,113,038	1,113,038
Weighted average exercise price
Weighted average exercise price, outstanding in the beginning | $ / shares		$ 0.001
Granted | $ / shares		0.001
Forfeited | $ / shares		0.001
Weighted average exercise price, outstanding at the end | $ / shares		0.001		$ 0.001
Vested and expected to vest , weighted average exercise price | $ / shares		$ 0.001
Weighted average remaining contractual term		5 years 9 months 7 days	5 years 9 months 7 days
Vested and expected to vest , weighted average remaining contractual term		5 years 8 months 23 days	5 years 8 months 23 days
Aggregate intrinsic value | $		$ 5,221
Vested and expected to vest , Aggregate intrinsic value | $		$ 5,119
Options exercisable (in shares) | shares		1,053,407						1,053,407
Options exercisable, Weighted average exercise price | $ / shares		$ 0.001
Options exercisable, Weighted average remaining contractual term		5 years 7 months 17 days	5 years 7 months 17 days
Options exercisable, Aggregate intrinsic value | $		$ 4,845
Fair value assumptions
Expected volatility minimum range		52.70%	52.70%		48.70%	46.80%
Expected volatility maximum range		68.78%	68.78%		52.67%	49.60%
Risk-free interest rate minimum range (per annum)		0.16%	0.16%		1.58%	2.69%
Risk-free interest rate maximum range (per annum)		0.23%	0.23%		2.41%	2.87%
Exercise multiple lower range		2.2	2.2		2.2	2.2
Exercise multiple higher range						2.8
Expected dividend yield		0.00%	0.00%		0.00%	0.00%
Expected term (in years)		10 years	10 years		10 years	10 years
Fair value of options granted to employees			¥ 74		¥ 14,734	¥ 29,974
Total share-based compensation expense	¥ 31,200		¥ 8,161		8,803	23,675
Total unrecognized compensation expense								¥ 4,437
Unrecognized compensation expense, weighted average period of recognition		1 year 2 months 23 days	1 year 2 months 23 days
Share-based Compensation
Total share-based compensation expense	¥ 31,200		¥ 8,161		¥ 8,803	¥ 23,675
Stock options | 2017 Plan
Share-based Compensation
Plan valid and effective period							10 years
Stock options | Class A ordinary shares | 2017 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares							1,307,672
Minimum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 6.459		11.779					$ 16.919
Maximum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 7.519		$ 17.519					$ 20.979
Employee | Stock options | 2017 Plan
Share-based Compensation
Service period for vesting							4 years
Vesting percentage for each year (as a percent)							25.00%